Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
COMMON STOCKS — 98.9%
CANADA — 4.3%
Shopify, Inc., Class A *	315	$131,333
CHINA — 8.4%
Alibaba Group Holding Ltd. ADR*	404	78,570
Baidu, Inc. ADR*	125	12,599
JD.com, Inc. ADR*	1,401	56,741
Meituan Dianping, Class B *	2,700	32,187
Tencent Holdings Ltd.	1,600	79,084
		259,181
DENMARK — 0.8%
Novozymes A/S, B Shares	517	23,191
FRANCE — 2.4%
Sartorius Stedim Biotech*	374	74,633
GERMANY — 2.3%
adidas AG	223	49,512
Zalando SE*	566	21,333
		70,845
HONG KONG — 2.6%
AIA Group Ltd.	6,000	53,728
Hong Kong Exchanges & Clearing Ltd.	900	26,964
		80,692
IRELAND — 0.9%
COSMO Pharmaceuticals NV*	400	26,072
JAPAN — 11.8%
CyberAgent, Inc.	400	15,502
Denso Corp.	600	19,173
DMG Mori Seiki Co., Ltd.	1,700	14,099
FANUC Corp.	200	26,725
FANUC Corp. ADR	1,840	24,325
Gree, Inc.	6,400	24,669
Kubota Corp.	2,500	31,798
MISUMI Group, Inc.	1,300	28,120
Nintendo Co., Ltd. ADR	515	24,864
SoftBank Group Corp.	3,300	116,828
Sumitomo Mitsui Trust Holdings, Inc.	1,300	37,349
		363,452
NETHERLANDS — 1.6%
IMCD NV	664	47,647
SOUTH KOREA — 1.0%
Samsung SDI Co., Ltd.	151	29,398
SWEDEN — 3.2%
Atlas Copco AB, B Shares	1,085	31,562

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
Beijer Ref AB	997	$17,903
Nibe Industrier AB, B Shares	1,950	28,206
Svenska Handelsbanken AB, A Shares*	2,445	20,164
		97,835
SWITZERLAND — 1.2%
Schindler Holding AG, Participating Certificates	174	38,067
TAIWAN — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	72,019
UNITED KINGDOM — 4.5%
Hargreaves Lansdown PLC	1,800	30,583
Just Group PLC*	36,025	23,806
M&G PLC*	3,314	4,610
Prudential PLC	3,314	41,524
St James’s Place PLC	3,811	35,587
		136,110
UNITED STATES — 51.6%
ABIOMED, Inc.*	240	34,839
Alphabet, Inc., Class A *	64	74,365
Amazon.com, Inc.*	91	177,425
Chegg, Inc.*	2,138	76,497
Denali Therapeutics, Inc.*	1,217	21,310
Exact Sciences Corp.*	296	17,168
Facebook, Inc., Class A *	254	42,367
Fastenal Co.	1,193	37,281
First Republic Bank	776	63,849
Fortive Corp.	431	23,787
Glaukos Corp.*	387	11,943
GrubHub, Inc.*	574	23,379
Illumina, Inc.*	251	68,553
Interactive Brokers Group, Inc., Class A	1,004	43,342
iRobot Corp.*	470	19,223
LendingTree, Inc.*	246	45,114
Lyft, Inc., Class A *	509	13,667
Markel Corp.*	34	31,548
MarketAxess Holdings, Inc.	396	131,698
Mastercard, Inc., Class A	187	45,172
Netflix, Inc.*	292	109,646
NVIDIA Corp.	182	47,975
Pacira BioSciences, Inc.*	868	29,104
Redfin Corp.*	1,805	27,833
Spotify Technology SA*	312	37,889
STAAR Surgical Co.*	1,070	34,518
Tesla, Inc.*	189	99,036

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
TJX Cos, Inc. (The)	443	$21,180
Trade Desk, Inc. (The), Class A *	153	29,529
Waters Corp.*	142	25,851
Watsco, Inc.	257	40,614
Wayfair, Inc., Class A *	485	25,918
Yext, Inc.*	1,102	11,229
Zoom Video Communications, Inc., Class A *	324	47,343
		1,590,192
TOTAL INVESTMENTS — 98.9%
(cost $3,024,006)		$3,040,667
Other assets less liabilities — 1.1%		34,689
NET ASSETS — 100.0%		$3,075,356

*	Non-income producing security.

ADR	-	American Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,918,624	$1,122,043	$–	$3,040,667
Total	$1,918,624	$1,122,043	$–	$3,040,667

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.